INCOME TAXES (Schedule of Significant Components of Deferred Income Tax Assets and Liabilities) (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax assets	$ 1,431,615	$ 379,711
Deferred income tax liability	(1,431,615)	(702,000)
Net deferred tax asset (liability)	0	(322,289)
Non-capital loss carry-forwards [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax assets	607,610	222,711
Lease liabilities [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax assets	824,005	0
Capital assets [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax assets	0	139,000
Share issuance costs [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax assets	0	14,000
Capital losses [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax assets	0	4,000
Excess of carrying value over tax value of right-of-use assets [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax liability	(852,881)	0
Excess of carrying value over tax value of intangible assets[Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax liability	(560,756)	(645,000)
Excess of carrying value over tax value of convertible debentures [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax liability	0	(30,000)
Excess of carrying value over tax value of bonds payable [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax liability	$ (17,978)	$ (27,000)